Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

August 31, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds (the “Trust”)
(Registration Nos. 33-36528 and 811-6161)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectuses and definitive form of Statement of Additional Information, each dated August 29, 2012 with respect to a single series of the Trust, namely the Allianz AGIC Growth Fund (the “Fund”), do not differ from those contained in the most recent amendment to the Fund’s registration statement on file with the Commission; and

2. the text of the most recent amendment to the Fund’s registration statement was filed electronically with the Commission on August 29, 2012 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 235-4814 with any questions or comments regarding this matter.

Kind regards,

/s/ Chetan Aras, Esq.

Chetan Aras, Esq.

Cc:	Brian S. Shlissel
Thomas J. Fuccillo, Esq.
Debra Rubano, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Timothy F. Cormier, Esq.